Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Marketable securities (Note 7)	R$ 493	R$ 774
Restricted cash	235	31
Assets	8,072	6,540
TOTAL ASSETS	59,726	55,000
Liabilities
Loans and financing (Note 21) - CDI	(12,280)	(9,831)	R$ (10,580)	R$ (11,364)
CVA and Other financial components – SELIC (Note 12.4)	(16)			R$ 56	R$ 42	R$ 38
TOTAL LIABILITIES	(32,344)	(30,344)
Net assets exposed	(2,565)	R$ (615)
TJLP [member] | Book Value [Member]
Assets
Cash equivalents (Note 6)	1,629
Marketable securities (Note 7)	493
Indenizacao a receber - Geracao (nota 12.2)	871
Restricted cash	235
Assets	1,296
TOTAL ASSETS	4,524
Liabilities
Loans and financing (Note 21) - CDI	(4,882)
CVA and Other financial components – SELIC (Note 12.4)	(16)
TOTAL LIABILITIES	(4,898)
Net assets exposed	(374)
TJLP [member] | Probable Scenario [Member]
Assets
Cash equivalents (Note 6)	1,873
Marketable securities (Note 7)	566
Indenizacao a receber - Geracao (nota 12.2)	1,001
Restricted cash	270
Assets	1,490
TOTAL ASSETS	5,200
Liabilities
Loans and financing (Note 21) - CDI	(5,614)
CVA and Other financial components – SELIC (Note 12.4)	(18)
TOTAL LIABILITIES	(5,632)
Net assets exposed	(432)
Net effect of fluctuation in interest rates	(58)
TJLP [member] | Adverse Scenario [Member]
Assets
Cash equivalents (Note 6)	1,877
Marketable securities (Note 7)	568
Indenizacao a receber - Geracao (nota 12.2)	941
Restricted cash	271
Assets	1,493
TOTAL ASSETS	5,150
Liabilities
Loans and financing (Note 21) - CDI	(5,627)
CVA and Other financial components – SELIC (Note 12.4)
TOTAL LIABILITIES	(5,627)
Net assets exposed	(477)
Net effect of fluctuation in interest rates	R$ (103)